Property, Plant and Equipment, Net (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Property, Plant and Equipment [Abstract]
At cost Leasehold improvement, furniture and office equipment	$ 516,382	$ 179,198
Less: accumulated depreciation	(406,935)	(73,820)
Property, Plant and Equipment, Net	$ 109,447	$ 105,378